Document and Entity Information	Mar. 24, 2026
Cover [Abstract]
Entity Registrant Name	PEAPACK GLADSTONE FINANCIAL CORP
Amendment Flag	false
Entity Central Index Key	0001050743
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 24, 2026
Entity Incorporation State Country Code	NJ
Entity File Number	001-16197
Entity Tax Identification Number	22-3537895
Entity Address, Address Line One	500 Hills Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Bedminster
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07921
City Area Code	(908)
Local Phone Number	234-0700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common
Trading Symbol	PGC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false